Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
14. Fair Value of Financial Instruments

The Partnership’s carrying value of cash and cash equivalents, accounts payable and accrued liabilities, and other liabilities, approximate fair value due to their short term until maturities.

The Partnership’s carrying values and approximate fair values of its financial instruments were as follows:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Equipment notes receivable	$4,318,732	$4,396,712	$2,692,900	$2,747,972
Equipment loans receivable	$11,399,479	$11,399,479	$6,550,448	$6,550,448
Collateralized loan receivable	$—	$—	$324,519	$333,487

Liabilities:
Equipment notes payable	$10,380,386	$10,380,386	$8,541,339	$8,541,339
Loans payable	$11,304,675	$10,984,066	$6,825,755	$6,825,755

SQN AIF IV, GP LLC [Member]
Fair Value Measurements

14. Fair Value of Financial Instruments

The Fund’s carrying value of cash and cash equivalents, accounts payable and accrued liabilities, and other liabilities, approximate fair value due to their short term until maturities.

The Fund’s carrying values and approximate fair values of its financial instruments were as follows:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Equipment notes receivable	$4,318,732	$4,396,712	$2,692,900	$2,747,972
Equipment loans receivable	$11,399,479	$11,399,479	$6,550,448	$6,550,448
Collateralized loan receivable	$—	$—	$324,519	$333,487

Liabilities:
Equipment notes payable	$10,380,386	$10,380,386	$8,541,339	$8,541,339
Loans payable	$11,304,675	$10,984,066	$6,825,755	$6,825,755